Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	4,811,500	5,428,500	5,493,200
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.24	$ 1.67	$ 2.03
Number of share options granted in share-based payment arrangement	1,472,500	1,277,500	1,341,500
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.20	$ 1.30	$ 0.66
Number of share options exercised in share-based payment arrangement	(75,000)	(165,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 1.14	$ 0.77
Number of share options expired in share-based payment arrangement	(961,500)	(1,729,500)	(1,406,200)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 1.97	$ 2.66	$ 2.12
Number of share options outstanding in share-based payment arrangement at end of period	5,247,500	4,811,500	5,428,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 1.10	$ 1.24	$ 1.67
Number of share options exercisable in share-based payment arrangement	5,235,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.10